Cost of goods sold and services provided (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Inventories at the beginning of the period	$ 313,159	$ 145,964	$ 150,169
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	20,420	43,933	(3,327)
Changes in net realizable value of agricultural products after harvest	19,114	6,199	13,357
Currency translation adjustment	88,275	43,241	(57,190)
Transfers	69,694	218,085	0
Impairment	(11,940)	(25,541)
Harvest	441,765	404,381	526,026
Acquisitions and classifications	664,258	546,822	513,515
Consume	(117,934)	(74,825)	(55,673)
Incorporation by business combination	210	0	0
Inventories at the end of the year	(627,928)	(546,567)	(324,329)
Costs as of one	859,093
Costs as of two		761,692
Costs as of three			762,548
Inventories at the end of the year		313,159	145,964
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Inventories at the beginning of the period	98,148
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	20,420
Changes in net realizable value of agricultural products after harvest	19,114
Currency translation adjustment	89,709
Transfers	0
Impairment	0
Harvest	441,765
Acquisitions and classifications	406,436
Consume	(117,934)
Incorporation by business combination	0
Costs as of one	600,580
Costs as of two		515,993
Inventories at the end of the year	(357,078)	98,148
Costs as of three			558,916
Urban Properties And Investment Business [Member]
Statement [Line Items]
Inventories at the beginning of the period	215,011
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0
Changes in net realizable value of agricultural products after harvest	0
Currency translation adjustment	(1,434)
Transfers	69,694
Impairment	(11,940)
Harvest	0
Acquisitions and classifications	257,822
Consume	0
Incorporation by business combination	210
Costs as of one	258,513
Costs as of two		245,699
Inventories at the end of the year	$ (270,850)	$ 215,011
Costs as of three			$ 203,632